Short-Term Investments (Details) - Schedule of short-term investment - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Short Term Investment [Abstract]
Wealth management products, cost	$ 10,830,482	$ 10,034,523
Structured deposits	724,932	29,815,146
Add: Accrued interest receivable	144,986	816,948
Total short-term investments	$ 11,700,400	$ 40,666,617